Deposits	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Deposits
9. Deposits
The balance and remaining maturities of time deposits and certificates of deposit issued by domestic and foreign offices at March 31, 2023 are shown in the following table:

	Time deposits	Certificates of deposit	Total

	(in millions of yen)
Domestic offices:
Due in one year or less	18,355,950	6,056,971	24,412,921
Due after one year through two years	1,376,534	174,580	1,551,114
Due after two years through three years	976,153	500	976,653
Due after three years through four years	240,172	—	240,172
Due after four years through five years	314,567	—	314,567
Due after five years	219,492	—	219,492

Total	21,482,868	6,232,051	27,714,919

Foreign offices:
Due in one year or less	22,436,741	7,185,063	29,621,804
Due after one year through two years	25,120	281,524	306,644
Due after two years through three years	15,999	89,710	105,709
Due after three years through four years	23,404	—	23,404
Due after four years through five years	160	—	160
Due after five years	1,421	—	1,421

Total	22,502,845	7,556,297	30,059,142

Total	43,985,713	13,788,348	57,774,061

The aggregate estimated amounts of time deposits and certificates of deposit that meet or exceed insurance limit issued by domestic and foreign offices at March 31, 2022 and 2023 are shown in the following table:

	2022	2023

	(in billions of yen)
Domestic offices:
Time deposits	10,437	13,977
Certificates of deposit	10,448	6,232

Total	20,885	20,209

Foreign offices:
Time deposits	18,505	22,503
Certificates of deposit	6,421	7,556

Total	24,926	30,059

The aggregate amount of demand deposits in overdraft status that have been reclassified as loan balances at March 31, 2022 and 2023 was ¥585 billion and ¥586 billion, respectively.